BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                       Six Months Ended September 30, 2001

                  CONFIDENTIAL:For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                       Page No.
                                                                       --------

Directors and Officers ................................................    1

Letter to Shareholders ................................................    2

Statement of Assets and Liabilities ...................................    3

Statement of Operations ...............................................    4

Statements of Changes In Net Assets ...................................    5

Notes to Financial Statements .........................................    6

Financial Highlights ..................................................   10

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers ........   11
       II. - Investments- Other than Securities .......................   24
      III. - Investments in Affiliates ................................   25

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                   DIRECTORS

            James T. Broyhill                     Winston-Salem, North Carolina
            Paul H. Broyhill                      Lenoir, North Carolina
            William E. Cooper                     Dallas, Texas
            Lawrence Z. Crockett                  Vero Beach, Florida
            Jan E. Gordon                         Palm Harbor, Florida
            Allene B. Heilman                     Clearwater, Florida
            Gene A. Hoots                         Charlotte, North Carolina
            Michael G. Landry                     Fort Lauderdale, Florida
            John S. Little                        Naples, Florida
            L. Glenn Orr, Jr.                     Winston-Salem, North Carolina
            Dolph W. von Arx                      Naples, Florida

                                    OFFICERS

            Paul H. Broyhill                      President
            M. Hunt Broyhill                      Vice President
            D. E. Hendricks                       Chief Financial Officer
            Michael G. Landry                     Vice President and
                                                   Chief Investment Officer
            Carol Frye                            Secretary and Treasurer

                                DIRECTOR EMERITUS

            Harry Heltzer                         Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended September 30, 2001, the Fund paid the following dividends per share:

    June 10, 2001 to shareholders of record May 25, 2001           $ .33
    September 10, 2001 to shareholders of record August 25, 2001     .33
                                                                   -----

    Total                                                          $ .66
                                                                   =====

Schedule I is a listing of all the Fund's diversified securities at September 30, 2001, with a total market value of $112,731,215.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, President                 M. Hunt Broyhill, Vice President

                  CONFIDENTIAL:For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
    Investment securities (cost - $106,898,641)                                       $112,731,215
    Investments in affiliates - wholly owned subsidiaries (equity value $2,460,419)     26,590,507
    Investment in real estate (cost $146,154)                                              150,000
    Cash and short-term investments                                                      4,466,509
    Receivables from broker                                                              4,389,858
    Receivables, principally accrued interest                                              580,921
    Other assets                                                                            13,391
                                                                                      ------------

        Total assets                                                                   148,922,401
                                                                                      ------------

LIABILITIES:
    Notes payable                                                                       10,000,000
    Accounts payable and accrued expenses                                                  135,026
                                                                                      ------------

        Total liabilities                                                               10,135,026
                                                                                      ------------

NET ASSETS AT SEPTEMBER 30, 2001 - EQUIVALENT TO $28.13 PER
    SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                             $138,787,375
                                                                                      ============

SUMMARY OF SHAREHOLDERS' EQUITY:
    Common stock, par value $5.00 per share - authorized 70,000,000 shares;
      outstanding, 4,933,281 shares                                                   $ 24,666,405
    Retained earnings prior to becoming investment company                              92,939,370
    Undistributed net investment income                                                  3,883,012
    Realized gain on investments                                                         4,187,699
    Undistributed nontaxable gain                                                        5,194,714
    Unrealized appreciation of investments                                               7,916,175
                                                                                      ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                     $138,787,375
                                                                                      ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest-corporate bonds                                       $    858,210
    Other interest and dividends                                      1,254,795
    Equity in earnings of wholly-owned subsidiaries                     882,560
                                                                   ------------

         Total income                                                 2,995,565
                                                                   ------------

  Expenses:
    Legal and professional fees                                          48,141
    Directors' fees (Note 3)                                             21,250
    Interest expense                                                     56,659
    Investment expense                                                  106,496
    Salaries                                                             95,259
    Property and liability insurance                                     10,557
    Depreciation expense                                                    820
    Taxes and licenses                                                   30,407
    Rent                                                                  7,050
    Office supplies and expense                                           4,271
    Travel and entertainment                                             18,570
                                                                   ------------

         Total expenses                                                 399,480
                                                                   ------------

          Investment income, net                                      2,596,085
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain from investment securities sold                      6,402,790
   Change in unrealized appreciation of investment for the period   (12,176,853)
                                                                   ------------

          Net loss on investments                                    (5,774,063)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ (3,177,978)
                                                                   ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended September 30, 2001 and 2000
--------------------------------------------------------------------------------

                                                                   2001             2000
                                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     Net investment income                                     $   2,596,085    $   2,538,091
     Net realized gain on investments                              6,402,790        1,886,502
     Change in unrealized appreciation                           (12,176,853)        (812,589)
                                                               -------------    -------------

       Net increase (decrease) in net assets resulting
          from operations                                         (3,177,978)       3,612,004

Distributions to shareholders from investment income, net         (3,255,965)      (3,255,965)
                                                               -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (6,433,943)         356,039

NET ASSETS AT BEGINNING OF PERIOD                                145,221,318      157,057,226
                                                               -------------    -------------

NET ASSETS AT END OF PERIOD (Including
  undistributed net investment income: 2001 - $3,883,012;
  2000 - $5,142,426)                                           $ 138,787,375    $ 157,413,265
                                                               =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at September 30, 2001) to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Recent Accounting Pronouncements - Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), was issued in June 1998. SFAS 133 is effective for the Company in the year beginning April 1, 2001. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The adoption of SFAS 133 did not have a significant effect on the Company's financial statements.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of September 30, 2001, the Company had borrowings of $10,000,000 from this line of credit.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

4.    SUPPLEMENTAL PROXY INFORMATION AND 2001 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on August 11, 2001 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 11 directors to serve as follows:

      Director                                       Term           Expiring

      James T. Broyhill                             1 year            2002
      Paul H. Broyhill                              1 year            2002
      William E. Cooper                             1 year            2002
      Lawrence Z. Crockett                          1 year            2002
      Jan E. Gordon                                 1 year            2002
      Allene B. Heilman                             1 year            2002
      Gene A. Hoots                                 1 year            2002
      Michael G. Landry                             1 year            2002
      John S. Little                                1 year            2002
      L. Glenn Orr, Jr.                             1 year            2002
      Dolph W. von Arx                              1 year            2002

2. To approve the Company's Investment Advisory Agreement with Fisher Investments, Inc. dated August 15, 2001.

3. To approve an amendment to the Company's investment objectives and policies.

4.    To vote upon such other business as may come before the meeting.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended September 30, 2001
--------------------------------------------------------------------------------

4. SUPPLEMENTAL PROXY INFORMATION AND 2001 ANNUAL MEETING OF SHAREHOLDERS (Continued)

The results of the proxy solicitation on the above matters were as follows:

                                   Votes      Votes      Votes
      Director                      For      Against   Withheld     Abstentions

1.    James T. Broyhill          4,801,877      --      131,404         --
      Paul H. Broyhill           4,801,877      --      131,404         --
      William E. Cooper          4,801,877      --      131,404         --
      Lawrence Z. Crockett       4,801,877      --      131,404         --
      Jan E. Gordon              4,801,877      --      131,404         --
      Allene B. Heilman          4,801,877      --      131,404         --
      Gene A. Hoots              4,801,877      --      131,404         --
      Michael G. Landry          4,801,877      --      131,404         --
      John S. Little             4,801,877      --      131,404         --
      L. Glenn Orr, Jr.          4,801,877      --      131,404         --
      Dolph W. von Arx           4,801,877      --      131,404         --

2.    Fisher Investments, Inc.   4,801,877      --      131,404         --

3.    Investment Objectives
       and Policies              4,801,877      --      131,404         --

4. There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by Whitehall Asset Management, Inc., a wholly owned subsidiary of IBJ Whitehall Bank & Trust Company ("Whitehall"), which is responsible for approximately $14.8 million of the Fund's portfolio; W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $9.8 million of the Fund's portfolio and Fisher Investments, Inc. ("Fisher") which is responsible for approximately $13.9 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co.; and Kenneth L. Fisher, who is the Chief Executive Officer of Fisher, is responsible for the portion of the Company's portfolio managed by Fisher. Mr. Blaustein has held his current position with Whitehall for more than three years. Mr. Reaves has held his current position with Reaves & Co. for more than five years. Mr. Fisher has held his current position with Fisher for more than five years.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Month Period Ended September 30, 2001 and Each of the Ten Years in the Period Ended March 31, 2001
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six month period ended September 30, 2001 and each of the ten years in the period ended March 31, 2001. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                           Six Months
                                              Ended
             PER SHARE OPERATING          September 30,
                 PERFORMANCE                   2001           2001         2000        1999         1998        1997        1996
Net asset value, beginning of period         $  29.44       $  31.84     $  29.01    $  30.55     $  29.33    $  29.40    $  28.23
                                             --------       --------     --------    --------     --------    --------    --------
 Net investment income                           0.52           1.31         2.11        1.04         1.26        1.29        1.22
 Net gains (losses) on investments              (1.17)         (2.13)        2.11       (0.16)        1.95        0.54        1.69
                                             --------       --------     --------    --------     --------    --------    --------
Total from investment operations                (0.65)         (0.82)        4.22        0.88         3.21        1.83        2.91
                                             --------       --------     --------    --------     --------    --------    --------
Less distributions:
 Dividends from net investment income            0.33           1.58         1.10        1.49         1.14        1.16        1.05
 Distributions from capital gains                0.33           0.00         0.29        0.93         0.85        0.74        0.69
                                             --------       --------     --------    --------     --------    --------    --------
Total distributions                              0.66           1.58         1.39        2.42         1.99        1.90        1.74
                                             --------       --------     --------    --------     --------    --------    --------
Net asset value, end of period(1)            $  28.13       $  29.44     $  31.84    $  29.01     $  30.55    $  29.33    $  29.40
                                             ========       ========     ========    ========     ========    ========    ========

Per share market value, end of period(1)     $  26.00       $  26.00     $  26.00    $  26.00     $  26.00         N/A    $  26.00
                                             ========       ========     ========    ========     ========    ========    ========

TOTAL INVESTMENT RETURN(2)                      (4.96)%**      (3.15)%      16.23%       3.38%       12.33%       7.05%      11.17%
                                             ========       ========     ========    ========     ========    ========    ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $138,787       $145,221     $157,057    $143,092     $150,705    $144,702    $145,036
Ratio of expenses to average net assets(3)       0.56%**        0.49%        0.40%       0.32%        0.27%       0.27%       0.29%
Ratio of net investment income to
   average net assets(3)                         3.66%**        4.23%        6.99%       3.50%        4.18%       4.39%       4.21%
Portfolio turnover rate                         33.24%         33.65%       94.21%      80.17%       26.98%      31.23%      21.75%

             PER SHARE OPERATING
                 PERFORMANCE                   1995        1994         1993        1992
Net asset value, beginning of period         $  28.02    $  28.59     $  27.77    $  27.71
                                             --------    --------     --------    --------
 Net investment income                           1.28        1.30         1.42        1.62
 Net gains (losses) on investments               0.46       (0.46)        1.14        0.31
                                             --------    --------     --------    --------
Total from investment operations                 1.74        0.84         2.56        1.93
                                             --------    --------     --------    --------
Less distributions:
 Dividends from net investment income            1.20        1.21         1.45        1.72
 Distributions from capital gains                0.33        0.20         0.29        0.15
                                             --------    --------     --------    --------
Total distributions                              1.53        1.41         1.74        1.87
                                             --------    --------     --------    --------
Net asset value, end of period(1)            $  28.23    $  28.02     $  28.59    $  27.77
                                             ========    ========     ========    ========

Per share market value, end of period(1)     $  26.00         N/A          N/A    $  26.00
                                             ========    ========     ========    ========

TOTAL INVESTMENT RETURN(2)                       6.68%       3.25%        9.83%       7.39%
                                             ========    ========     ========    ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $139,248    $138,230     $141,023    $136,994
Ratio of expenses to average net assets(3)       0.30%       0.30%        0.27%       0.29%
Ratio of net investment income to
   average net assets(3)                         4.55%       4.60%        5.02%       5.82%
Portfolio turnover rate                         32.29%      22.48%       30.12%      32.74%

(1) Unaudited - Based on stock trades, which are very limited, during that year.
(2) Unaudited - Computed as follows: income from operations divided by the product of the market value per share times number of shares outstanding.
(3)   Average is computed on a quarterly basis.

**    Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                             Coupon                                                       Percent
                                            Interest         Maturity       Maturity          Market       of Net
Debt Issuer                                   Rate             Date          Value            Value        Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
TIMES MIRROR CO NEW                          6.650%          10/15/01     $   200,000      $   200,218
SAFEWAY INC                                  5.875%          11/15/01         125,000          125,387
NABISCO INC                                  6.700%          06/15/02         450,000          458,959
BANK ONE CORP                                6.400%          08/01/02          20,000           20,560
RAYTHEON CO                                  6.450%          08/15/02         125,000          126,977
TRANSAMERICA FIN CORP                        7.250%          08/15/02         170,000          175,986
HELLER FINANCIAL INC                         7.500%          08/23/02          40,000           41,525
WELLS FARGO & CO DEL                         6.500%          09/03/02         200,000          206,386
OCCIDENTAL PETE CORP DEL                     6.750%          11/15/02         462,000          474,530
INGERSOLL-RAND CO                            5.750%          02/14/03         100,000          102,255
CIT GROUP INC                                7.375%          03/15/03         140,000          147,339
BOEING CO                                    6.350%          06/15/03         200,000          208,182
CARNIVAL CORP                                6.150%          10/01/03         158,000          162,516
LEHMAN BROS HLDGS INC                        7.250%          10/15/03       1,000,000        1,058,985
GENERAL MTRS ACCEP CORP                      5.750%          11/10/03         200,000          204,730
CCB FINL CORP                                6.750%          12/01/03         605,000          635,356
EASTMAN CHEM CO                              6.375%          01/15/04       1,000,000        1,024,422
OAKWOOD HOMES CORP                           7.875%          03/01/04       1,000,000          515,000
UNITED STATES TREAS NTS                      5.250%          05/15/04       1,148,000        1,209,346
HERTZ CORP                                   7.000%          07/01/04       1,000,000        1,053,516
HILTON HOTELS CORP                           7.000%          07/15/04         430,000          426,760
TEXTRON INC                                  6.375%          07/15/04         200,000          209,506
ALBERTSONS INC                               6.550%          08/01/04         150,000          157,638
CATERPILLAR FINL SVCS CORP                   6.875%          08/01/04         200,000          215,189
DUKE CAP CORP                                7.250%          10/01/04         400,000          429,582
DU PONT E I DE NEMOURS & C                   6.750%          10/15/04         200,000          216,200
ELECTRONIC DATA SYS CORP                     6.850%          10/15/04         200,000          210,944
TARGET CORP                                  7.500%          02/15/05         200,000          218,928
UNITED DOMINION RLTY TR MT                   7.730%          04/05/05       1,000,000        1,048,611
RITE AID CORP                                7.625%          04/15/05       1,000,000          880,000
NATIONAL CITY CORP                           7.200%          05/15/05         200,000          215,527
RYDER SYS INC                                6.500%          05/15/05         725,000          722,876
CBS CORP                                     7.150%          05/20/05         300,000          322,391
PHILLIPS PETE CO                             8.500%          05/25/05          50,000           55,654
COX COMMUNICATIONS INC NEW                   6.875%          06/15/05         300,000          313,605
ENRON CORP                                   6.750%          07/01/05         300,000          311,644
WORLDCOM INC GA                              6.400%          08/15/05         200,000          203,173
FEDERAL HOME LN BKS CONS B                   6.000%          12/14/05         500,000          500,000
SPRINT CAP CORP                              7.125%          01/30/06          80,000           83,842
FORD MOTOR CR CO                             6.875%          02/01/06          95,000           97,825

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                             Coupon                                                       Percent
                                            Interest         Maturity       Maturity          Market       of Net
Debt Issuer                                   Rate             Date          Value            Value        Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
PAINE WEBBER GROUP INC                       6.750%          02/01/06     $   800,000      $   856,025
PHILIP MORRIS COS INC                        6.375%          02/01/06       1,000,000        1,035,013
PROGRESS ENERGY INC                          6.750%          03/01/06         100,000          106,120
FEDERAL RLTY INVT TR MTN                     6.990%          03/10/06         500,000          507,005
CONTINENTAL CABLEVISION IN                   8.300%          05/15/06         300,000          331,837
KEYCORP NEW                                  7.500%          06/15/06         500,000          541,239
AVALON BAY CMNTYS INC                        6.800%          07/15/06         500,000          521,674
TIME WARNER INC                              8.110%          08/15/06         150,000          166,969
BANK OF AMERICA CORPORATIO                   7.125%          09/15/06         200,000          218,259
FIRST NATL BK BOSTON MASS                    7.375%          09/15/06         500,000          540,635
SEAGRAM LTD                                  8.350%          11/15/06         590,000          664,310
UNITED DOMINION REALTY TR                    7.250%          01/15/07         500,000          502,329
NORFOLK SOUTHERN CORP                        7.350%          05/15/07         150,000          162,655
TELUS CORP                                   7.500%          06/01/07          60,000           63,556
SALOMON SMITH BARNEY HLDGS                   6.500%          02/15/08          20,000           20,970
OWENS CORNING                                7.700%          05/01/08         660,000          211,200
UNITED STATES TREAS NTS                      5.625%          05/15/08       1,086,000        1,168,468
HOUSEHOLD FIN CORP                           6.400%          06/17/08         200,000          205,069
COASTAL CORP                                 6.375%          02/01/09         275,000          267,659
FEDERAL HOME LN MTG DEB                      6.250%          02/03/09       1,500,000        1,500,469
COCA COLA BOTTLING CO CONS                   6.375%          05/01/09         500,000          503,688
GOODRICH B F CO                              6.600%          05/15/09         500,000          494,729
UNITED TECHNOLOGIES CORP                     6.500%          06/01/09         100,000          102,883
WAL MART STORES INC                          6.875%          08/10/09         100,000          108,281
ALLSTATE CORP                                7.200%          12/01/09         125,000          133,044
GENERAL ELEC CAP CORP MTN                    7.375%          01/19/10         150,000          164,949
BANK OF AMERICA CORPORATIO                   7.800%          02/15/10         200,000          222,863
UNITED STATES TREAS NTS                      6.500%          02/15/10         939,000        1,065,472
DUKE ENERGY FIELD SVCS LLC                   7.875%          08/16/10         510,000          555,085
CITIGROUP INC                                7.250%          10/01/10         445,000          484,360
BRITISH TELECOMMUNICATIONS                   8.125%          12/15/10         300,000          332,374
DOW CHEM CO                                  6.125%          02/01/11          25,000           25,210
MORGAN STANLEY DEAN WITTER                   6.750%          04/15/11         300,000          307,998
TECO ENERGY INC                              7.200%          05/01/11         250,000          265,360
ALCOA INC                                    6.500%          06/01/11          75,000           78,291
WASHINGTON MUTUAL BANK                       6.875%          06/15/11         255,000          272,892
UNITED STATES TREAS BDS                      7.250%          05/15/16       1,027,000        1,234,647
US AIRWAYS                                   7.890%          03/01/19          39,643           40,700
UNITED STATES TREAS BDS                      8.750%          08/15/20         808,000        1,125,899
                                                                                           ------------

TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                                 $31,312,643      $ 32,102,256      23.13%
                                                                          ===========      ------------     ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                    Percent
                                                 Shares                              Market          of Net
Company Name                                      Held              Cost             Value           Assets
MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME                     78,800        $   309,139        $  312,836
CORNERCAP GROUP FDS GROWTH                       35,381            379,561           377,160
DODGE & COX INCOME FUND COM                      19,838            245,000           245,000
DODGE & COX STOCK FUND COM                            5                426               441
DODGE & COX BALANCED FUND COM                     1,513            100,810            94,197
DRESDNER RCM GLOBAL STRATEGIC COM                55,300            382,545           366,086
DREYFUS INVT GRADE BOND INTERMEDIATE             39,799            515,000           515,000
DREYFUS INVT GRADE BOND SHORT TERM               73,305            861,940           891,386
ENERPLUS RES FUND UNIT TR G                      14,000            247,890           206,640
FREMONT MUT FUNDS INC INCOME                     23,787            250,000           250,000
HARBOR BOND FUND                                 25,214            295,000           295,000
ISHARES INC MSCI S KOREA                          3,000             42,060            33,030
ISHARES INC MSCI SPAIN                            2,000             43,820            37,400
ISHARES TR RUSSELL 2000 VALUE                     2,500            270,675           279,625
ISHARES TR S&P/TSE 60                             1,000             54,353            39,900
KOREA FUND COM                                   18,400            185,027           167,440
LIBERTY STEIN ROE INCM INT                       29,675            265,000           265,000
LOOMIS SAYLES FUNDS BOND FUND                    39,842            458,956           413,954
METROPOLITAN WEST FDS TOTAL                      59,508            620,695           621,859
NEUBERGER & BERMAN INC LTD                       59,531            579,590           579,241
PIMCO FUNDS PAC INVT MGM REA                     14,409            150,000           151,441
PIMCO FUNDS PAC INVT MGM REA                     49,481            518,026           520,048
RCM STRAT GLOBAL GOVT FD COM                     10,000            102,178           107,100
STRONG INCOME FUNDS INC HIGH                     11,741            100,959            90,285
STRONG SHORT TERM BOND FUND COM                  60,988            583,433           573,285
VANGUARD BOND INDEX FUND COM                     10,041            101,527           103,525
VANGUARD BOND INDEX FUND SHORT                   57,740            575,072           598,766
VANGUARD FXD INC SECS HI YIELD                   15,823            107,648            98,104
VANGUARD FXD INC SECS INTERMEDIATE              106,839          1,113,708         1,210,484
VANGUARD FXD INC SECS INTERMEDIATE               25,899            249,996           256,401
VANGUARD FIXED INC SECS INV                      32,653            267,174           285,390
VANGUARD FIXED INC SECS SHR                      54,227            583,315           594,329
VANGUARD HORIZON FUND STRATEGIC                   5,867             90,000            78,442
WASATCH ADVISORS FUNDS CORE                       2,672            100,000            84,340
WASATCH ADVISORS FUNDS MICRO                     13,986             80,000            79,021
                                                               -----------       -----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                              $10,830,523       $10,822,156         7.80%
                                                               ===========       ===========         ====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                            Percent
                                                                        Market               of Net
Company Name                                          Cost               Value               Assets
OTHER INVESTMENTS

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                              $ 1,250,000        $ 1,423,831
COAST ENHANCED INCOME FUND                          2,000,000          2,019,381
JMG CAPITAL PARTNERS LP                             1,000,000          1,485,850
MARINER PARTNERS, LP                                  750,000            777,947
ONYX CAPITAL FUND, LP                               1,000,000          1,290,507
SAFE HARBOR FUND, LP                                1,500,000          2,306,759
STARK INVESTMENTS LP                                1,000,000          1,660,360
ULQ HEDGE FUND LTD PARTNERSHIP                      1,025,002          1,663,862
WALNUT INVESTMENT PARTNERS                            150,000            150,000
WPG MERGER ARBITRAGE FUND                           1,000,000          1,101,512
                                                  -----------        -----------
                                                   10,675,002         13,880,009
                                                  -----------        -----------

OTHER INVESTMENTS:
'SERVES" CERTIFICATES-BANK OF AMERICA                 500,000            500,000
                                                  -----------        -----------

VENTURE CAPITAL
LEARNINGSTATION.COM                                   500,000            500,000
PIEDMONT VENTURE PARTNERS                             100,000            100,000
PIEDMONT VENTURE PARTNERS II LP                       237,196            237,196
                                                  -----------        -----------
                                                      837,196            837,196
                                                  -----------        -----------

TOTAL OTHER INVESTMENTS                           $12,012,198        $15,217,205              10.96%
                                                  ===========        ===========              =====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
COMMON STOCKS
Aerospace/Defense                  5,000   BOEING CO COM                               $  270,654       $  167,500
                                   1,950   LOCKHEED MARTIN CORP COM                        76,676           85,313
                                                                                       ----------       ----------
                                                                                          347,330          252,813         0.18%
                                                                                       ----------       ----------        -----

Air Transport                      1,800   BRITISH AWYS PLC ADR 2ND I                      46,566           48,060
                                   2,400   FEDEX CORP COM                                  96,675           88,200
                                  15,900   KLM ROYAL DUTCH AIRLS COM                      268,323          130,062
                                                                                       ----------       ----------
                                                                                          411,564          266,322         0.19%
                                                                                       ----------       ----------        -----

Aluminum                           5,900   ALCAN ALUMINIUM NEW COM                        233,379          177,000
                                  12,575   ALCOA INC                                      130,258          389,951
                                                                                       ----------       ----------
                                                                                          363,637          566,951         0.41%
                                                                                       ----------       ----------        -----

Apparel                            9,400   RUSSELL CORP COM                               159,211          129,062         0.09%
                                                                                       ----------       ----------        -----

Auto Parts                         5,300   DELPHI AUTO SYS CORP COM                        78,615           62,275
                                  10,000   GENUINE PARTS CO COM                           292,690          318,600
                                                                                       ----------       ----------
                                                                                          371,305          380,875         0.27%
                                                                                       ----------       ----------        -----

Auto & Truck                      10,700   FORD MTR CO DEL COM                            243,714          185,645         0.13%
                                                                                       ----------       ----------        -----

Banking                           13,200   AMSOUTH BANCORPORATION COM                     241,644          238,524
                                  17,900   BANCO SANTANDER CENTRAL HI                     169,991          134,966
                                   6,683   CITIGROUP INC COM                              283,984          270,662
                                   1,550   COMERICA INC COM                                94,625           85,870
                                   7,000   KEYCORP NEW COM                                177,832          168,980
                                   1,900   NATIONAL AUSTRALIA BK SPON                     173,310          121,239
                                     500   REGIONAL BK HOLDRS TR DEPO                      60,295           53,805
                                   4,300   SAN PAOLO-IMI S P A SPONSO                     109,605           89,225
                                   2,000   US BANCORP DEL COM NEW                          49,820           44,360
                                   1,500   WASHINGTON MUT INC COM                          61,830           57,720
                                   6,000   WELLS FARGO & CO DEL COM                       165,101          266,700
                                   2,000   WESTPAC BKG CORP SPONSORED                      72,460           65,200
                                                                                       ----------       ----------
                                                                                        1,660,497        1,597,251         1.15%
                                                                                       ----------       ----------        -----

Beverage - Nonalcoholic            8,125   PEPSICO INC COM                                303,581          394,063         0.28%
                                                                                       ----------       ----------        -----

Biotech                           15,525   AMGEN INC COM                                  258,525          912,404
                                   2,500   SERONO S A SPONSORED ADR                        59,855           47,450
                                                                                       ----------       ----------
                                                                                          318,380          959,854         0.69%
                                                                                       ----------       ----------        -----

Canadian Energy                    9,400   IMPERIAL OIL LTD COM NEW                       212,429          255,774         0.18%
                                                                                       ----------       ----------        -----

Chemical - Basic                   1,900   AVENTIS SPONSORED ADR                          141,797          142,671         0.10%
                                                                                       ----------       ----------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
Chemical - Diversified             4,800   AKZO NOBEL NV ADR                           $  192,695       $  195,168
                                   3,300   B A S F  A G SPONSORED ADR                     139,001          116,160
                                   2,200   ROHM & HAAS CO COM                              76,483           72,072
                                                                                       ----------       ----------
                                                                                          408,179          383,400         0.28%
                                                                                       ----------       ----------        -----

Communication Products/Services      400   JDS UNIPHASE CORP COM                           39,400            2,528
                                  11,800   LIBERTY MEDIA CORP NEW COM                     199,538          149,860
                                                                                       ----------       ----------
                                                                                          238,938          152,388         0.11%
                                                                                       ----------       ----------        -----

Computers & Peripherals           11,700   E M C CORP MASS COM                            278,304          137,475
                                   1,312   FISERV INC COM                                  45,996           44,870
                                   1,300   SUN MICROSYSTEMS INC COM                        67,335           10,751
                                                                                       ----------       ----------
                                                                                          391,635          193,096         0.14%
                                                                                       ----------       ----------        -----

Computer Software & Services      14,125   CISCO SYS INC COM                              299,610          172,042
                                     475   COMPUTER SCIENCES CORP COM                      35,669           15,756
                                       3   CYBEAR GROUP NEW COM                                --                3
                                     450   INTERNATIONAL BUS MACH COM                      50,687           41,274
                                   1,600   MICROSOFT CORP COM                             105,716           81,872
                                   2,100   ORACLE CORP COM                                 87,889           26,418
                                     400   SIEBEL SYS INC COM                              25,541            5,204
                                  12,000   SOLECTRON CORP COM                             506,340          139,800
                                                                                       ----------       ----------
                                                                                        1,111,452          482,369         0.35%
                                                                                       ----------       ----------        -----

Consumer Products                    600   DANAHER CORP DEL COM                            33,032           28,308
                                   7,500   KIMBERLY CLARK CORP COM                        394,417          465,000
                                     200   MINNESOTA MNG & MFG CO COM                      21,989           19,680
                                   2,600   UNILEVER N V N Y SHS NEW                       163,345          140,452
                                                                                       ----------       ----------
                                                                                          612,783          653,440         0.47%
                                                                                       ----------       ----------        -----

Diversified Companies             10,700   NATIONAL SVC INDS INC COM                      239,554          220,955
                                   4,675   TYCO INTL LTD NEW COM                          234,052          212,712
                                   2,275   UNITED TECHNOLOGIES CP COM                     160,501          105,788
                                                                                       ----------       ----------
                                                                                          634,107          539,455         0.39%
                                                                                       ----------       ----------        -----

Drugs                              3,900   AMERICAN HOME PRODS CP COM                     197,105          227,175
                                   3,100   ASTRAZENECA PLC SPONSORED                      149,223          144,770
                                   3,892   CARDINAL HEALTH INC COM                        109,307          287,813
                                   1,125   FOREST LABS INC COM                             67,493           81,158
                                   5,076   GLAXOSMITHKLINE PLC SPONSO                     281,714          284,865
                                   5,650   JOHNSON & JOHNSON COM                          295,182          313,010
                                   1,200   KING PHARMACEUTICALS COM                        34,035           50,340

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets

                                   1,350   LILLY ELI & CO COM                          $  109,889       $  108,945
                                   5,000   MACROCHEM CORP DEL COM                          41,600           12,250
                                  20,000   MAXIM INTEGRATED PRODS COM                     400,142          698,800
                                   8,375   MERCK & CO INC COM                             566,402          557,775
                                   3,600   NOVARTIS A G SPONSORED ADR                     132,186          140,112
                                  25,150   PFIZER INC COM                                 522,770        1,008,515
                                   1,000   PHARMACEUTICAL HLDR TR DEP                      99,530           98,560
                                   2,657   PHARMACIA CORP COM                             118,468          107,758
                                   3,000   SCHERING PLOUGH CORP COM                       130,606          111,300
                                                                                       ----------       ----------
                                                                                        3,255,652        4,233,146         3.05%
                                                                                       ----------       ----------        -----

Drugstores                        13,288   CVS CORP COM                                   373,798          441,162
                                   1,975   WALGREEN CO COM                                 74,419           67,999
                                                                                       ----------       ----------
                                                                                          448,217          509,161         0.37%
                                                                                       ----------       ----------        -----

Electrical Equipment              21,300   GENERAL ELEC CO COM                            416,261          792,360         0.57%
                                                                                       ----------       ----------        -----

Electric Utilities                 9,300   AES CORP COM                                   364,700          119,226
                                   4,450   CHESAPEAKE UTILS CORP COM                       72,150           81,657
                                  15,212   DOMINION RES INC VA COM                        704,411          902,832
                                  10,300   DQE INC COM                                    295,126          198,172
                                  28,350   DUKE ENERGY CORP COM                           902,661        1,073,048
                                  24,200   ENERGY EAST CORP COM                           496,305          486,662
                                   4,000   EXELON CORP COM                                241,508          178,400
                                  28,000   FIRSTENERGY CORP COM                           744,094        1,006,600
                                   2,000   FPL GROUP INC COM                              109,205          107,100
                                   2,500   MDU RES GROUP INC COM                           57,095           58,425
                                   2,000   MONTANA POWER CO COM                            52,560           10,500
                                  24,848   SCANA CORP COM                                 625,797          630,642
                                  15,100   TECO ENERGY INC COM                            334,330          409,210
                                  18,500   TXU CORP COM                                   716,668          856,920
                                                                                       ----------       ----------
                                                                                        5,716,610        6,119,394         4.41%
                                                                                       ----------       ----------        -----

Electronics                       24,000   ALTERA CORP COM                                339,837          393,120
                                   8,983   MOLEX INC COM                                  145,004          252,512
                                   3,000   PERKINELMER INC COM                             83,730           78,720
                                   1,125   SANMINA CORP COM                                55,519           15,278
                                   1,950   SONY CORP ADR NEW                               90,506           64,740
                                                                                       ----------       ----------
                                                                                          714,596          804,370         0.58%
                                                                                       ----------       ----------        -----

Entertainment                      9,900   CEDAR FAIR L P DEPOSITRY U                     219,668          193,545
                                   1,350   DISNEY WALT CO COM                              49,334           25,137
                                  20,000   FOX ENTMT GROUP INC CL A                       521,086          382,000
                                                                                       ----------       ----------
                                                                                          790,088          600,682         0.43%
                                                                                       ----------       ----------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
Financial Services                   675   AMERICAN EXPRESS CO COM                     $   37,412       $   19,616
                                   2,000   FLEETBOSTON FINL CORP COM                       75,020           73,500
                                   3,000   NATIONAL CITY CORP COM                          95,430           89,850
                                   1,075   PROVIDIAN FINL CORP COM                         54,974           21,661
                                                                                       ----------       ----------
                                                                                          262,836          204,627         0.15%
                                                                                       ----------       ----------        -----

Food Processing                   10,700   CONAGRA FOODS INC COM                          219,855          240,215
                                   4,600   HEINZ H J CO COM                               177,299          193,890
                                  12,300   NESTLE S A SPONSORED ADR                       201,834          656,266
                                  14,700   SARA LEE CORP COM                              286,442          313,110
                                                                                       ----------       ----------
                                                                                          885,430        1,403,481         1.01%
                                                                                       ----------       ----------        -----

Food Wholesalers                  22,000   SYSCO CORP COM                                 168,835          561,880         0.40%
                                                                                       ----------       ----------        -----

Foreign Utilities                  4,000   ENDESA NACIONAL ELEC SPONS                      66,781           61,360
                                   4,000   ENEL SOCIETA PER AZION ADR                     135,587          116,800
                                                                                       ----------       ----------
                                                                                          202,368          178,160         0.13%
                                                                                       ----------       ----------        -----

Foreign Telecommunications        13,500   TELECOM CP NEW ZEALAND SPO                     231,156          187,650
                                   5,495   TELEFONICA S A SPONSORED A                     197,198          186,555
                                                                                       ----------       ----------
                                                                                          428,354          374,205         0.27%
                                                                                       ----------       ----------        -----

Gold/Silver Mining                 6,620   FRANCO NEV MNG LTD WT EXP                      101,542          152,591
                                  19,200   PAN AMERICAN SILVER CP COM                      81,287           79,680
                                                                                       ----------       ----------
                                                                                          182,829          232,271         0.17%
                                                                                       ----------       ----------        -----

Grocery                           10,100   ALBERTSONS INC COM                             306,496          321,988
                                  20,600   KROGER CO COM                                  156,757          507,584
                                                                                       ----------       ----------
                                                                                          463,253          829,572         0.60%
                                                                                       ----------       ----------        -----

Home Appliance                     9,200   AKTIEBOLAGETT ELECTROLUX S                     262,767          186,208         0.13%
                                                                                       ----------       ----------        -----

Household Products                 7,000   COLGATE PALMOLIVE CO COM                        89,886          407,750         0.29%
                                                                                       ----------       ----------        -----

Industrial Services                7,500   CERADYNE INC COM                                69,748           61,200         0.04%
                                                                                       ----------       ----------        -----

Insurance                          1,325   AFLAC INC COM                                   45,480           35,775
                                   1,800   AMERICAN INTL GROUP COM                        140,148          140,400
                                   4,300   AXA SPONSORED ADR                              129,240           84,280
                                   1,900   GALLAGHER ARTHUR J &CO COM                      49,955           64,315
                                   3,800   ING GROEP N V SPONSORED AD                     124,976          101,460
                                   1,700   MARSH & MCLENNAN COS COM                       161,645          164,390
                                                                                       ----------       ----------
                                                                                          651,444          590,620         0.43%
                                                                                       ----------       ----------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
Internet Service Providers           750   AOL TIME WARNER INC                         $   40,160       $   24,825
                                   1,140   VELOCITYHSI INC COM                                 --                7
                                                                                       ----------       ----------
                                                                                           40,160           24,832         0.02%
                                                                                       ----------       ----------        -----

Investment Services                3,500   ALLIANCE CAP MGMT HLDGS                        148,435          159,950         0.12%
                                                                                       ----------       ----------        -----

Machinery                            775   APPLIED MATLS INC COM                           59,649           22,041
                                  14,900   ARVINMERITOR INC COM                           207,558          212,921
                                   3,050   CATERPILLAR INC DEL COM                        152,059          136,640
                                  10,800   FEDERAL SIGNAL CORP COM                        240,116          190,512
                                                                                       ----------       ----------
                                                                                          659,382          562,114         0.41%
                                                                                       ----------       ----------        -----

Medical Services                   4,100   ABBOTT LABS COM                                176,194          212,585
                                   5,000   HUMANA INC COM                                  54,100           60,300
                                     200   LABORATORY AMER HLDGS COM                       13,750           16,170
                                   1,125   TENET HEALTHCARE CORP COM                       50,322           67,106
                                                                                       ----------       ----------
                                                                                          294,366          356,161         0.26%
                                                                                       ----------       ----------        -----

Medical Supplies & Equipment      12,000   BAXTER INTL INC COM                            218,831          660,600
                                   9,700   BRISTOL MYERS SQUIBB COM                       623,206          538,932
                                     475   MEDTRONIC INC COM                               17,867           20,663
                                     340   ZIMMER HLDGS INC COM                            11,184            9,435
                                                                                       ----------       ----------
                                                                                          871,088        1,229,630         0.89%
                                                                                       ----------       ----------        -----

Mining                             5,000   FREEPORT-MCMORAN COP&G PFD                      99,140          118,000         0.09%
                                                                                       ----------       ----------        -----

Natural Gas - Distributing         8,580   DYNEGY INC COM                                 377,901          297,297
                                  23,000   ONEOK INC NEW COM                              436,373          380,880
                                   2,600   SOUTH JERSEY INDS INC COM                       75,121           79,690
                                   3,000   VECTREN CORP COM                                66,657           67,170
                                                                                       ----------       ----------
                                                                                          956,052          825,037         0.59%
                                                                                       ----------       ----------        -----

Natural Gas - Diversified          7,896   EL PASO CORP                                   429,168          328,079
                                   7,925   ENRON CORP COM                                 253,106          215,798
                                  14,200   EQUITABLE RES INC COM                          337,490          426,142
                                     800   NATIONAL FUEL GAS N J COM                       19,973           18,424
                                   5,000   NORTHERN BORDER PARTNR UNI                     194,693          194,250
                                                                                       ----------       ----------
                                                                                        1,234,430        1,182,693         0.85%
                                                                                       ----------       ----------        -----

Oilfield Services & Equipment      6,400   SCHLUMBERGER LTD COM                           416,987          292,480
                                   2,500   SMITH INTL INC COM                             157,555           91,000
                                                                                       ----------       ----------
                                                                                          574,542          383,480         0.28%
                                                                                       ----------       ----------        -----

Paper & Forest Products            1,800   INTL PAPER CO COM                               73,189           62,712         0.05%
                                                                                       ----------       ----------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
Petroleum - Integrated            15,752   BP AMOCO P L C SPONSORED A                  $  814,619       $  774,526
                                   6,200   BUCKEYE PARTNERS L P UNIT                      190,843          214,830
                                   2,300   CONOCO INC CL A                                 60,579           58,489
                                   5,800   CONOCO INC CL B                                150,017          146,972
                                  32,704   EXXON MOBIL CORP COM                           926,951        1,288,537
                                   2,050   PHILLIPS PETE CO COM                           117,878          110,577
                                  18,600   ROYAL DUTCH PETE CO NY REG                   1,047,644          934,650
                                   2,800   TEXACO INC COM                                 172,600          182,000
                                                                                       ----------       ----------
                                                                                        3,481,131        3,710,581         2.67%
                                                                                       ----------       ----------        -----

Petroleum - Producing              1,600   APACHE CORP COM                                 78,186           68,800
                                  60,000   CHESAPEAKE ENERGY CORP COM                     457,410          339,000
                                     900   EOG RES INC COM                                 26,803           26,037
                                   4,250   KERR MCGEE CORP COM                            220,811          220,618
                                   6,000   TEPPCO PARTNERS L P UT LTD                     149,595          192,000
                                   4,900   TOTAL FINA S A SPONSORED A                     364,168          330,995
                                                                                       ----------       ----------
                                                                                        1,296,973        1,177,450         0.85%
                                                                                       ----------       ----------        -----

Petroleum - Refining               2,500   HOLLY CORP COM PAR $0.01                        42,675           45,200         0.03%
                                                                                       ----------       ----------        -----

Publishing                         2,000   VIVENDI UNIVERSAL SPON ADR                     110,663           92,700         0.07%
                                                                                       ----------       ----------        -----

Radio                                750   CLEAR CHANNEL COMMUN COM                        42,584           29,813         0.02%
                                                                                       ----------       ----------        -----

R.E.I.T.s                          2,825   ARCHSTONE CMNTYS TR SH BEN                      72,714           73,733
                                   4,000   ARDEN RLTY INC COM                              95,850          102,280
                                   1,000   AVALONBAY CMNTYS INC COM                        50,490           47,750
                                   5,700   BRE PROPERTIES INC CL A                        128,478          170,715
                                   5,400   CABOT INDUSTRIAL TRUST COM                     100,703          110,700
                                   4,300   CHELSEA GCA REALTY INC COM                     131,584          195,435
                                   5,000   DUKE WEEKS REALTY CORP COM                     118,050          118,450
                                   8,684   EQUITY OFFICE PPTYS TR COM                     219,327          277,888
                                   4,000   EQUITY RESIDENT PPTYS SH B                     165,220          233,600
                                   3,900   HEALTH CARE PPTY INVS COM                      100,525          149,955
                                   4,000   HEALTH CARE REIT INC COM                        98,560          100,800
                                   4,600   HOSPITALITY PPTYS TR COM S                      99,587          110,768
                                  15,000   HRPT PROPERTIES TRUST                          130,511          122,100
                                   7,300   KILROY RLTY CORP COM                           152,564          182,135
                                   3,400   KIMCO REALTY CORP COM                          124,449          165,070
                                   4,000   LIBERTY PPTY TR SH BEN INT                      97,411          114,760
                                   8,800   MGI PPTYS INC COM                                   --           20,900
                                  17,500   PRIME GROUP REALTY TR SH B                     243,045          209,125

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
                                   4,800   SIMON PPTY GROUP NEW COM                    $  130,092       $  129,168
                                   6,000   SOVRAN SELF STORAGE COM                        137,595          165,600
                                  10,100   TANGER FACTORY OUTLET COM                      237,247          209,070
                                   3,600   VORNADO RLTY TR SH BEN INT                     124,344          142,920
                                                                                       ----------       ----------
                                                                                        2,758,346        3,152,922         2.27%
                                                                                       ----------       ----------        -----

Recreation                        10,100   ROYAL CARIBBEAN CRUISE COM                     220,341          108,373         0.08%
                                                                                       ----------       ----------        -----

Restaurants                       14,300   MCDONALDS CORP COM                             490,859          388,102
                                   4,000   WENDYS INTL INC COM                            101,280          106,600
                                                                                       ----------       ----------
                                                                                          592,139          494,702         0.36%
                                                                                       ----------       ----------        -----

Retail - Special Lines            20,600   AMERICAN GREETINGS CP CL A                     226,716          272,744
                                   3,900   FUJI PHOTO FILM LTD ADR                        148,629          130,650
                                   2,500   RUSSELL CORP COM                                42,100           34,325
                                                                                       ----------       ----------
                                                                                          417,445          437,719         0.32%
                                                                                       ----------       ----------        -----

Retail Stores                      1,150   BEST BUY INC COM                                44,811           52,267
                                   6,000   COSTCO COMPANIES INC COM                        54,625          213,360
                                   2,100   SEARS ROEBUCK & CO COM                          93,100           72,744
                                   2,325   WAL MART STORES INC COM                        121,088          115,088
                                                                                       ----------       ----------
                                                                                          313,624          453,459         0.33%
                                                                                       ----------       ----------        -----

Semiconductors                       625   ANALOG DEVICES INC COM                          46,217           20,438
                                  11,200   INTEL CORP COM                                 274,634          228,928
                                   2,000   INTERNATL RECTIFIER CP COM                      72,000           54,460
                                  10,000   MICRON TECHNOLOGY INC COM                      196,527          188,300
                                  13,500   MOTOROLA INC COM                               215,900          210,600
                                  24,000   NOVELLUS SYS INC COM                           410,386          685,440
                                   3,300   TEXAS INSTRS INC COM                           126,642           82,434
                                  16,000   XILINX INC COM                                 152,875          376,480
                                                                                       ----------       ----------
                                                                                        1,495,181        1,847,080         1.33%
                                                                                       ----------       ----------        -----

Services                             800   EXPEDITORS INTL WASH COM                        37,735           37,880
                                  10,000   USEC INC COM                                    81,100           64,300
                                                                                       ----------       ----------
                                                                                          118,835          102,180         0.07%
                                                                                       ----------       ----------        -----

Telecommunications Equipment       1,200   AMERICAN TOWER CORP CL A                        36,825           16,668
                                     950   CORNING INC COM                                 26,189            8,379
                                   1,975   NOKIA CORP SPONSORED ADR                        48,769           30,909
                                   1,275   NORTEL NETWORKS CORP COM                        78,360            7,153
                                   5,900   TELLABS INC COM                                245,640           58,292
                                                                                       ----------       ----------
                                                                                          435,783          121,401         0.09%
                                                                                       ----------       ----------        -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                                         Percent
                                  Shares                                                                  Market          of Net
Industries                         Held              Company Name                          Cost            Value          Assets
Telecommunications Services        1,205   AT&T CORP COM WIRLES GRP                   $    49,434      $    18,003
                                   2,250   EXODUS COMMUNICATIONS COM                       33,637              382
                                   2,500   NORTHWESTERN CORP COM                           55,425           55,000
                                   1,000   QWEST COMMUNICATIONS COM                        16,483           16,700
                                   4,000   SPRINT CORP PCS COM SER 1                       12,068          105,160
                                     490   WORLDCOM INC GA NEW MCI GR                      17,686            7,463
                                                                                      -----------      -----------
                                                                                          184,733          202,708         0.15%
                                                                                      -----------      -----------        -----

Telephone                         14,500   BELLSOUTH CORP COM                             588,990          602,475
                                   9,000   SBC COMMUNICATIONS INC COM                     453,392          424,080
                                   8,000   SPRINT CORP COM                                100,504          192,080
                                   3,800   VERIZON COMMUNICATIONS COM                     203,526          205,618
                                  17,250   WORLDCOM INC GA NEW COM                        519,416          259,440
                                                                                      -----------      -----------
                                                                                        1,865,828        1,683,693         1.21%
                                                                                      -----------      -----------        -----

Toiletries & Cosmetics             5,200   PROCTER & GAMBLE CO COM                        412,960          378,508         0.27%
                                                                                      -----------      -----------        -----

Trucking/Transportation            5,000   FRONTLINE LTD ORD                               93,850           45,500
                                  15,000   KNIGHTSBRIDGE TANKERS ORD                      332,528          262,650
                                                                                      -----------      -----------
                                                                                          426,378          308,150         0.22%
                                                                                      -----------      -----------        -----

Water Utility                      6,250   PHILADELPHIA SUBN CORP COM                     114,458          164,125
                                   2,706   SOUTHWEST WTR CO COM                            31,745           38,289
                                                                                      -----------      -----------
                                                                                          146,203          202,414         0.14%
                                                                                      -----------      -----------        -----

TOTAL INVESTMENTS IN COMMON STOCK                                                     $42,252,319      $45,078,178        32.48%
                                                                                      ===========      ===========        =====

BMC FUND, INC.                                                        SCHEDULE 1
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
September 30, 2001
--------------------------------------------------------------------------------

                                                                                                         Market        Percent of
Industries                                                      Company Name              Cost            Value        Net Assets
SHORT TERM INVESTMENTS                                 Evergreen Money Market Fund     $ 9,511,420   $   9,511,420         6.85%
                                                                                       ===========   -------------        -----

TOTAL INVESTMENTS - MARKET VALUE                                                                     $ 112,731,215        81.22%
                                                                                                     =============        =====

Aggregate gross unrealized appreciation of security values                                           $  12,306,142
Aggregate gross unrealized depreciation of security values                                              (6,473,568)
                                                                                                     -------------
Net appreciation of security values                                                                      5,832,574
Tax cost of securities                                                                                 106,898,641
                                                                                                     -------------

Total market value of securities                                                                     $ 112,731,215
                                                                                                     =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

                                                                                        Market
                                                                                       Value at
                                                                                        End of
Description                                                                             Period
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                           $ 150,000 (a)
                                                                                       ---------

TOTAL                                                                                  $ 150,000
                                                                                       =========

     Aggregate appreciation of investment land and buildings                           $   3,846
     Tax cost of investment land and buildings                                           146,154
                                                                                       ---------

     Market value of investment land and buildings                                     $ 150,000
                                                                                       =========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
September 30, 2001
--------------------------------------------------------------------------------

                                                     Number of          Amount of Equity
                                                   Shares Held At         In Net Profit       Amount of      Value at
                                                    September 30,       And Loss for the      Dividends   September 30,
Issuer                                                  2001                 Period              (1)           2001
Broyhill Industries, Inc. - wholly owned
  subsidiary                                           1,000              $   2,593              $ --       $   567,803

P. B. Realty, Inc. - wholly owned
  subsidiary                                           1,000                879,967                --        26,022,704
                                                                          ---------              ----       -----------

TOTAL                                                                     $ 882,560              $ --       $26,590,507
                                                                          =========              ====       ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.